INCOME TAXES - Disclosure of detailed information about deferred taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Disclosure of income tax [Abstract]
Deferred tax liability at the beginning of the year	$ 0	$ 0
Tax expense relating to the loss from continuing operations	(18)	(31)
Tax recovery relating to components of other comprehensive loss	18	31
Deferred tax liability at the end of the year	$ 0	$ 0